RESTATEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restated Consolidated Balance Sheets [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988
CONSOLIDATED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND DECEMBER 31, 2011

	Dec 31, 2011 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$129,888	-	129,888
Accounts Receivable	982		982
Total Current Assets	130,870	-	130,870

Other Assets
Certificates of Deposit	171,875	-	171,875
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims – Unproved	1,891,845	(94,281)	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	733,885	-	733,885
Purchase Option - Taber Mine	-	-	-
Other Assets	4,000	-	4,000
Available For Sale Securities	-	-	-
Reclamation Bond – Fraser River	-	-	-
Total Other Assets	2,806,946	(94,281)	2,712,665
TOTAL ASSETS	$2,937,816	(94,281)	2,843,535

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$5,942	-	5,942
Accrued Expenses - Related Party	784,474	-	784,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	-	-	-
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	25,000	-	25,000
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discounts of $0 and $20,568, respectively)	4,432	-	4,432
Note Payable – Ruby Mine Mortgage	1,889,185	-	1,889,185
Total Current Liabilities	2,709,033	-	2,709,033

Long-Term Liabilities
Asset Retirement Obligation	5,147	-	5,147
Total Long-Term Liabilities	5,147	-	5,147
Total Liabilities	$2,714,180	-	2,714,180

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	-	88,273	88,273
Total Commitment & Contingencies	-	88,273	88,273

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	97,664	(881)	96,783
Additional Paid-In Capital	11,358,733	(87,392)	11,271,341
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,261,861)	(94,281)	(11,356,142)
Total Stockholders’ Equity (Deficit)	223,636	(182,554)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,937,816		2,843,535
	Dec 31, 2012 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Purchase Option - Taber Mine	-	-	-
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228
	Mar 31, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$118,734	-	$118,734
Accounts Receivable	-	-	-
Total Current Assets	118,734	-	118,734

Other Assets
Certificates of Deposit	172,133	-	172,133
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,004,295	(206,550)	1,797,745
Property, Plant & Equipment, net of accumulated depreciation	707,700	-	707,700
Purchase Option - Taber Mine	10,000	-	10,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,901,469	(206,550)	2,694,919
TOTAL ASSETS	$3,020,203	$(206,550)	$2,813,653

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$30,976	-	$30,976
Accrued Expenses - related party	812,474	-	812,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	3,348	-	3,348
Convertible notes payable (net of discount of $146,198)	53,802	-	53,802
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $4,069)	5,931	-	5,931
Note Payable – Ruby Mine Mortgage	1,873,275	-	1,873,275
Total Current Liabilities	2,779,806	-	2,779,806

Long-Term Liabilities
Asset Retirement Obligation	5,198	-	5,198
Total Long-Term Liabilities	5,198	-	5,198
Total Liabilities	$2,785,004	-	$2,785,004

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 1,914,491 shares outstanding at March 31, 2012	-	189,904	189,904
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2012	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at March 31, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at March 31, 2012	98,725	(1,915)	96,810
Additional Paid-In Capital	11,796,219	(187,989)	11,608,230
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,688,845)	(206,550)	(11,895,395)
Total Stockholders’ Equity (Deficit)	235,199	(396,454)	(161,255)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,020,203	(206,550)	$2,813,653
	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2012	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988
	Sep 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$70,726	-	$70,726
Accounts Receivable	-	-	-
Total Current Assets	70,726	-	70,726

Other Assets
Certificates of Deposit	172,378	-	172,378
Deferred Financing Costs, net	21,131	-	21,131
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,187,207	(389,718)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	660,083	-	660,083
Purchase Option - Taber Mine	22,000	-	22,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	3,070,140	(389,718)	2,680,422
TOTAL ASSETS	$3,140,866	(389,718)	$2,751,148

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$31,165	-	$31,165
Accrued Expenses - related party	850,474	-	850,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	18,513	-	18,513
Convertible notes payable (net of discount of $240,325)	357,675	-	357,675
Deferred Gain	-	-	-
Derivative Liability	585,498	-	585,498
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,841,095	-	1,841,095
Total Current Liabilities	3,684,420	-	3,684,420

Long-Term Liabilities
Asset Retirement Obligation	5,350	-	5,350
Total Long-Term Liabilities	5,350	-	5,350
Total Liabilities	$3,689,770	-	$3,689,770

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 3,602,492 shares outstanding at September 30, 2012	-	314,757	314,757
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at September 30, 2012	-		-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized, 0 issued and outstanding at September 30, 2012	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,895,130 shares issued and outstanding at September 30, 2012	100,498	(3,603)	96,895
Additional Paid-In Capital	12,047,659	(311,154)	11,736,505
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(12,726,061)	(389,718)	(13,115,779)
Total Stockholders’ Equity (Deficit)	(548,904)	(704,475)	(1,253,379)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,140,866	(389,718)	$2,751,148

Restated Consolidated Statements of Operations [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	3 months ended June 30, 2012	Adjustments	As Restated	6 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-	$-	-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701	166,286	-	166,286
Mining Property Costs	32,687	106,349	139,036	88,533	218,617	307,150
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	26,185	-	26,185	52,370	-	52,370
Professional Services	6,750	-	6,750	25,250	-	25,250
Total Operating Expenses	144,323	106,349	250,672	338,439	218,617	557,056
Net Operating Loss	(144,323)	(106,349)	(250,672)	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	(120)	-	(120)	425	-	425
Interest Expense	(105,048)	-	(105,048)	(167,787)	-	(167,787)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	-	-	-	-	-	-
Accretion Expense	(76)	-	(76)	(203)	-	(203)
Other Expense	-	-	-	(175,047)	-	(175,047)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	-	-	-	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)	(338,112)	-	(338,112)
Net Loss	(249,567)	(106,349)	(355,916)	(676,551)	(218,617)	(895,168)
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)	(676,551)	(248,037)	(924,588)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Basic Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Diluted Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)

	12 months ended December 31, 2011	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	43,216	-	43,216
General & Administrative Costs	345,451	-	345,451
Mining Property Costs	170,856	94,281	265,137
Impairment Expense	124,343	-	124,343
Accretion Expense	243	-	243
Depreciation Expense	60,560	-	60,560
Professional Services	52,970	-	52,970
Total Operating Expenses	797,639	94,281	891,920
Net Operating Loss	(797,639)	(94,281)	(891,920)
Other Income (Expenses)
Gain on Mineral Claim Sales	103,500	-	103,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	532	-	532
Interest Expense	(166,748)	-	(166,748)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	(29,018)	-	(29,018)
Accretion Expense	-	-	-
Loss on Settlement	(62,095)	-	(62,095)
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(153,829)	-	(153,829)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(951,468)	(94,281)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	-	974	974
Accretion of Discount on Redeemable Common Stock	-	-	-
Interest on Redeemable Common Stock	-	(247)	(247)
Net Loss Attributable to Common Shareholders	(951,468)	(93,554)	(1,045,022)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	91,479,959	-	91,479,959
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	91,479,959	-	91,479,959
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Impairment Expense	5,341	-	5,341
Accretion Expense	513	-	513
Depreciation Expense	98,673	-	98,673
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500		4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	-	-	-
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	-	-	-
Diluted Net Gain (Loss) per Share	-	-	-
	3 months ended March 31, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	93,585	-	93,585
Mining Property Costs	55,846	112,269	168,115
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	18,500	-	18,500
Total Operating Expenses	194,116	112,269	306,385
Net Operating Loss	(194,116)	(112,269)	(306,385)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	545	-	545
Interest Expense	(62,739)	-	(62,739)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(127)	-	(127)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(232,868)	-	(232,868)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(426,984)	(112,269)	(539,253)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(14,606)	(14,606)
Interest on Redeemable Common Stock	-	(2,525)	(2,525)
Net Loss Attributable to Common Shareholders	(426,984)	(129,400)	(556,384)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,127,893
Basic Net Gain (Loss) per Share	$(0.00)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,127,893		98,127,893
Diluted Net Gain (Loss) per Share	$(0.00)		$(0.01)
	6 months ended June30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	166,286	-	166,286
Mining Property Costs	88,533	218,617	307,150
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	52,370	-	52,370
Professional Services	25,250	-	25,250
Total Operating Expenses	338,439	218,617	557,056
Net Operating Loss	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	425	-	425
Interest Expense	(167,787)	-	(167,787)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(203)	-	(203)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(338,112)	-	(338,112)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(676,551)	(218,617)	(895,168)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(676,551)	(248,037)	(924,588)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,712,344	-	98,712,344
Basic Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,712,344	-	98,712,344
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
	3 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701
Mining Property Costs	32,687	106,349	139,036
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	6,750	-	6,750
Total Operating Expenses	144,323	106,349	250,672
Net Operating Loss	(144,323)	(106,349)	(250,672)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	(120)	-	(120)
Interest Expense	(105,048)	-	(105,048)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(249,567)	(106,349)	(355,916)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795
Basic Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795
Diluted Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
	9 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	251,926	-	251,926
Mining Property Costs	151,859	295,437	447,296
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	73,802	-	73,802
Professional Services	36,172	-	36,172
Total Operating Expenses	519,759	295,437	815,196
Net Operating Loss	(519,759)	(295,437)	(815,196)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	584	-	584
Interest Expense	(323,668)	-	(323,668)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(279)	-	(279)
Loss on Settlement	-	-	-
Other Expense	(177,269)	-	(177,269)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(944,441)	-	(944,441)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(1,464,200)	(295,437)	(1,759,637)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(25,599)	(25,599)
Interest on Redeemable Common Stock	-	(14,885)	(14,885)
Net Loss Attributable to Common Shareholders	(1,464,200)	(284,723)	(1,800,121)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,212,170	-	99,212,170
Basic Net Gain (Loss) per Share	$(0.01)		$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,212,170	-	89,719,476
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.02)
	3 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	85,640	-	85,640
Mining Property Costs	63,326	76,820	140,146
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	21,432	-	21,432
Professional Services	10,922	-	10,922
Total Operating Expenses	181,320	76,820	258,140
Net Operating Loss	(181,320)	(76,820)	(258,140)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	159	-	159
Interest Expense	(155,881)	-	(155,881)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(606,329)	-	(606,329)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(787,649)	(76,820)	(864,469)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(4,157)	(4,157)
Interest on Redeemable Common Stock	-	(6,907)	(6,907)
Net Loss Attributable to Common Shareholders	(787,649)	(87,884)	(875,533)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	100,200,957	-	100,200,957
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	100,200,957	-	95,880,831
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)